EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2020
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Refinancing of loan agreement with VTB
In July 2020, VEON Holdings B.V. successfully refinanced its existing RUB 30 billion, approximately US$422, bilateral term loan agreement with VTB Bank. This refinancing extended the final maturity of the existing loan between VTB Bank and VEON Holdings B.V. to July 2025 and amended the interest cost from a fixed rate of 8.75% to floating rate equal to CBR Key Rate + 1.85 p.p..